31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ (8,191)	R$ (6,353)
Foreign currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	(1,577)	(1,576)
Foreign currency risk [member] | Loans and financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	(1,514)	(1,516)
Foreign currency risk [member] | Suppliers (itaipu binacional) [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	(63)	(60)
Local Currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	(8,191)	(6,353)
Local Currency [member] | Loans and financings [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	(7,866)	(6,110)
Local Currency [member] | Suppliers (itaipu binacional) [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Net liabilities exposed	R$ (325)	R$ (243)